Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net earnings	$ 131,247	$ 299,028	$ 121,305
Earnings attributable to common shareholders	74,417	219,199	52,689
Convertible Series A preferred shares		38,390
Earnings attributable to common shareholders plus assumed conversion	74,417	257,589	52,689
Earnings attributable to common shareholders, shares	93,402,000	65,273,000	62,923,240
Share-based compensation, shares	131,000	306,000	238,000
Contingent consideration, shares	117,000	567,000	1,236,000
Shares held in escrow		47,000	545,000
Convertible Series A preferred shares, shares		21,641,000
Earnings attributable to common shareholders plus assumed conversion, shares	93,650,000	87,834,000	64,942,240
Earnings attributable to common shareholders, per share amount	$ 0.80	$ 3.36	$ 0.84
Earnings attributable to common shareholders plus assumed conversion, per share amount	$ 0.79	$ 2.93	$ 0.81
Series A Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	(3,395)	(38,390)	(34,195)
Series C Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Series C preferred share repurchases		(660)
Preferred share dividends	(33,623)	(34,035)	(34,112)
Series D Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	(10,036)	(6,744)	(309)
Series E Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	$ (9,776)